Vulnerability Due to Certain Concentrations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Concentration risk, Supplier	We rely on outside vendors for components and subassemblies used in our systems including the design thereof, each of which is obtained from a single supplier or a limited number of suppliers. Our reliance on a limited group of suppliers involves several risks, including a potential inability to obtain an adequate supply of required components, reduced control over pricing and the risk of untimely delivery of these components and subassemblies. The number of lithography systems we are able to produce may be limited by the production capacity of Zeiss. Zeiss is our single supplier of lenses, mirrors, collectors and other critical optical components (which we refer to as optics) and is capable of producing these items only in limited numbers and only through the use of its manufacturing and testing facility in Oberkochen and Wetzlar, Germany. During 2014, our production was not limited by the deliveries from Zeiss.